Basis of Presentation and Summary of Significant Accounting Policies (Estimated Amortization Table) (Details) (Leases, Acquired-in-Place, Market Adjustment [Member], USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Leases, Acquired-in-Place, Market Adjustment [Member]
Schedule of expected amortization of below market obligations related to acquired leases
2013	$ 2,553
2014	2,312
2015	2,059
2016	1,795
2017	$ 1,586